Lease (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 84,009	$ 11,585	¥ 23,917
Operating lease liabilities-current	41,092	5,667	16,331
Operating lease liabilities-non current	¥ 52,840	$ 7,287	¥ 6,566